--------------------------------------------------------------------------------
                         CIRCLE  INCOME  SHARES,  INC.
--------------------------------------------------------------------------------

                                                   [LOGO]                   2000
                                                   SEMI-ANNUAL REPORT

                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2000

CIRCLE INCOME SHARES, INC.
CORPORATE DESCRIPTION
--------------------------------------------------------------------------------

Circle Income Shares, Inc. ("the Company") is a closed-end investment company with $31.3 million in net capital as of December 31, 2000. The primary investment objective of the Company is to provide as high a level of current income as is consistent with prudent investment risk through investment principally in debt securities, with capital appreciation as a secondary investment objective. The Company primarily invests in Corporate and mortgage-backed fixed-income securities including some high yield, high risk fixed-income securities of domestic and foreign companies. The Company's stock is traded on the over-the-counter market as a national issue, under the NASDAQ symbol CINS. Banc One Investment Advisors Corporation is the Company's investment advisor.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedule of Portfolio Investments...........................    1-3
Statement of Assets and Liabilities.........................      4
Statement of Operations.....................................      5
Statements of Changes in Net Assets.........................      6
Notes to Financial Statements...............................    7-8
Financial Highlights........................................      9

--------------------------------------------------------------------------------

CIRCLE INCOME SHARES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (NOTE 1)
--------------------------------------------------------------------------------

DECEMBER 31, 2000              (ALL AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

 PRINCIPAL                                                                      MARKET
   AMOUNT                                                                        VALUE
               SHORT-TERM OBLIGATIONS (1.36%)*
  $  424.8     Ford Motor Credit Corporation, 6.54% Commercial Paper, due
                 1/2/01....................................................   $     424.8
                                                                              -----------
               TOTAL SHORT-TERM OBLIGATIONS (COST $424.8)..................         424.8
                                                                              -----------
               U.S. GOVERNMENT INSTRUMENTALITY OBLIGATIONS (25.79%)*
               Government National Mortgage Association, Single Family:
       5.4     13.00%, due 1/15/15, Pool # 121789..........................           6.3
      63.0     9.00%, due 9/15/16, Pool # 179836...........................          66.0
      38.0     9.00%, due 10/15/16, Pool # 170831..........................          39.9
       3.1     9.00%, due 6/15/18, Pool # 234162...........................           3.2
      46.8     9.00%, due 7/15/18, Pool # 216264...........................          49.0
      15.8     9.00%, due 11/15/19, Pool # 275501..........................          16.5
     111.2     9.00%, due 3/15/20, Pool # 160559...........................         116.4
      50.2     10.00%, due 11/15/20, Pool # 299559.........................          53.9
       5.8     10.00%, due 11/15/20, Pool # 299818.........................           6.2
      69.9     9.00%, due 7/15/21, Pool # 313183...........................          73.1
      11.1     9.00%, due 11/15/21, Pool # 218409..........................          11.6
     392.5     9.00%, due 1/15/22, Pool # 316247...........................         410.5
     515.6     9.00%, due 1/15/25, Pool # 369632...........................         537.0
     274.7     8.50%, due 11/15/25, Pool # 405529..........................         283.0
     658.2     7.00%, due 12/15/26, Pool # 780481..........................         662.3
     633.7     7.00%, due 2/15/28, Pool # 408006...........................         636.8
     639.8     7.00%, due 4/15/28, Pool # 360750...........................         643.0
     902.0     7.50%, due 9/15/29, Pool # 511482...........................         917.5
     238.6     8.00%, Series 2, due 9/25/26, Pool #2285....................         243.8
     232.6     8.00%, Series 2, due 2/20/27, Pool #2379....................         237.5
     668.0     6.50%, Series 2, due 2/20/29, Pool #2714....................         658.6
               Federal Home Loan Mortgage Corporation:
       0.0     10.00%, due 9/1/01, Pool # 213106...........................           0.0
      48.8     8.50%, due 1/1/08, Gold Pool # G10164.......................          49.9
      77.2     10.25%, due 6/1/09, Pool # 160081...........................          83.7
       7.2     14.75%, due 3/1/10, Pool # 170027...........................           8.5
       4.3     14.50%, due 12/1/10, Pool # 170040..........................           5.1
       7.0     13.50%, due 1/1/11, Pool # 170042...........................           8.1
      12.2     15.00%, due 3/1/11, Pool # 170045...........................          14.5
       2.0     14.50%, due 3/1/11, Pool # 170046...........................           2.3
      23.7     14.50%, due 12/1/11, Pool # 181072..........................          28.0
       0.5     13.50%, due 10/1/12, Pool # 183150..........................           0.6
      25.1     12.50%, due 1/1/14, Pool # 304168...........................          27.8
       3.0     13.00%, due 6/1/14, Pool # 170096...........................           3.5
     489.8     7.50%, due 11/1/29, Gold Pool # C32536......................         497.1
     454.7     8.00%, due 3/1/30, Gold Pool # C37157.......................         465.7
     310.5     7.50%, due 10/1/30, Gold Pool # C44034......................         314.9
     587.1     7.50%, due 11/1/30, Gold Pool # C44373......................         595.5
               Federal National Mortgage Association:
       8.0     10.00%, due 10/1/01, Pool # 34458...........................           8.0
      53.3     9.00%, due 3/1/17, Pool # 177563............................          55.5
      89.8     10.00%, due 12/1/18, Pool # 68374...........................          98.5
      37.6     9.00% , due 1/1/19, Pool # 70318............................          39.4
      96.4     9.00%, due 3/1/25, Pool #250228.............................         100.1
                                                                              -----------
               TOTAL U.S. GOVERNMENT INSTRUMENTALITY OBLIGATIONS (COST
                 $8,020.9).................................................       8,078.8
                                                                              -----------

--------------------------------------------------------------------------------

CIRCLE INCOME SHARES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (NOTE 1)                           (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2000              (ALL AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

 PRINCIPAL                                                                      MARKET
   AMOUNT                                                                        VALUE
               CORPORATE BONDS (71.42%)*
               Financial (13.25%):
  $  750.0     Enterprise Rental Car USA Finance Company, 6.95% 144A Notes,
                 due 3/1/04 (a)............................................   $     744.3
   1,000.0     First Interstate (Wells Fargo), 9.125% Subordinated Notes,
                 due 2/1/04................................................       1,074.1
   1,000.0     General Motors Acceptance Corporation, 8.50% Notes, due
                 1/1/03....................................................       1,033.9
     500.0     Goldman Sachs Company, 6.75% 144A Notes, due 2/15/06 (a)....         497.6
     750.0     Sumitomo Bank International Finance, 8.50% Notes, due
                 6/15/09...................................................         799.1
                                                                              -----------
               Total Financial.............................................       4,149.0
                                                                              -----------
               Healthcare (2.45%):
     750.0     Tenet Healthcare, 8.625% Senior Subordinated Notes, due
                 1/15/07...................................................         767.8
                                                                              -----------
               Total Healthcare............................................         767.8
                                                                              -----------
               Housing (2.29%):
     750.0     Ryland Group, 9.625% Senior Subordinated Notes, due
                 6/1/04....................................................         718.0
                                                                              -----------
               Total Housing...............................................         718.0
                                                                              -----------
               Industrial (6.41%):
     750.0     Ball Corporation, 7.75% Senior Notes, due 8/01/06...........         729.4
   1,000.0     Ford Motor Company, 9% Debentures, due 9/15/01..............       1,012.9
     500.0     Owens Illinois Company, 7.35% Senior Notes, due 5/15/08.....         265.0
                                                                              -----------
               Total Industrial............................................       2,007.3
                                                                              -----------
               Real Estate (3.68%):
     750.0     Equity Office Properties Operating LP, 7.25% Senior Notes,
                 due 2/15/18...............................................         676.0
     500.0     Simon DeBartolo Group LP, 7% Notes, due 7/15/09.............         477.0
                                                                              -----------
               Total Real Estate...........................................       1,153.0
                                                                              -----------
               Retail (4.06%):
     750.0     Federated Department Stores, 8.125% Senior Notes, due
                 10/15/02..................................................         760.2
     500.0     Fred Meyer Stores Inc., 7.45% Senior Notes, due 3/01/08.....         512.6
                                                                              -----------
               Total Retail................................................       1,272.8
                                                                              -----------
               Telecommunications and Entertainment (20.21%):
     750.0     CSC Holdings, Inc., 8.125% Senior Notes, due 7/15/09........         764.1
     800.0     News America Holdings, 7.75% Senior Debentures, due
                 1/20/24...................................................         738.8
   1,000.0     Sprint Corporation, 9.50% Debentures, due 4/1/03............       1,058.2
   1,000.0     Tele-Communications, Inc., 9.80% Senior Debentures, due
                 2/1/12....................................................       1,161.5
   1,000.0     Time Warner Entertainment, 8.875% Senior Notes, due
                 10/1/12...................................................       1,138.0
     750.0     Westinghouse Electric, 8.625% Debentures, due 8/1/12........         832.4
     750.0     WorldCom, Inc., 6.95% Senior Notes, due 8/15/28.............         636.7
                                                                              -----------
               Total Telecommunications and Entertainment..................       6,329.7
                                                                              -----------
               Technology (2.53%):
     750.0     Applied Materials, Inc., 8% Senior Notes, due 9/1/04........         791.4
                                                                              -----------
               Total Technology............................................         791.4
                                                                              -----------

--------------------------------------------------------------------------------

CIRCLE INCOME SHARES, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS (NOTE 1)                           (CONTINUED)
--------------------------------------------------------------------------------

DECEMBER 31, 2000              (ALL AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

 PRINCIPAL                                                                      MARKET
   AMOUNT                                                                        VALUE
               CORPORATE BONDS (CONTINUED):
               Transportation (12.56%):
  $  992.0     American Airlines, Inc., 10.18% Pass-Through Certificates,
                 Series 1991-A2, due 1/2/13................................   $   1,071.0
     642.0     Delta Airlines, 10% Equipment Trust Certificates, Series
                 1991-K, due 12/5/14, 144A (a).............................         692.4
   1,000.0     Federal Express, 9.65% Notes, due 6/15/12...................       1,155.6
   1,000.0     United Airlines, 9.125% Debentures, due 1/15/12.............       1,014.1
                                                                              -----------
               Total Transportation........................................       3,933.1
                                                                              -----------
               Utilities (3.98%):
     750.0     Calenergy Company, Inc., 7.23% Senior Notes, due 9/15/05....         763.8
     500.0     Calpine Corporation., 8.625% Senior Notes, due 8/15/10......         484.3
                                                                              -----------
               Total Utilities.............................................       1,248.1
                                                                              -----------
               TOTAL CORPORATE BONDS (COST $22,063.0)......................      22,370.2
                                                                              -----------
               TOTAL INVESTMENTS AT MARKET VALUE (COST $30,508.7)..........   $  30,873.8
                                                                              ===========

------------------

* Percentages indicated are based on net assets of $31,322.4

(a) Securities exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  The accompanying notes to financial statements are an integral part of this schedule.

--------------------------------------------------------------------------------

CIRCLE INCOME SHARES, INC.
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

AS OF DECEMBER 31, 2000        (ALL AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                                2000
ASSETS:                                                       ---------
Investments, at market value (identified cost $30,508.7)
  (Note 1)..................................................  $30,873.8
Receivable from brokers for investments sold................        6.2
Accrued interest receivable (Note 1)........................      663.8
Other assets................................................        6.5
                                                              ---------
Total Assets................................................  $31,550.3
                                                              ---------
LIABILITIES:
Accrued Expenses:
  Investment advisory and custody fees......................       13.5
  Transfer and dividend disbursing agent fees...............       13.6
  Other expenses............................................       18.6
Dividend payable (January 5, 2001 -- $0.065 per share)......      182.2
                                                              ---------
Total Liabilities...........................................  $   227.9
                                                              ---------
NET ASSETS:
Common Stock ($1.00 par value; 10,000,000 shares authorized;
  2,803,476 shares outstanding).............................  $ 2,803.5
Additional paid-in capital..................................   29,412.5
Accumulated realized loss on investments....................   (1,297.2)
Net unrealized appreciation of investments (Note 2).........      365.1
Undistributed net investment income.........................       38.5
                                                              ---------
Net Assets applicable to outstanding shares.................  $31,322.4
                                                              =========
Net Asset Value (NAV) per share.............................  $   11.17
                                                              =========

  The accompanying notes to financial statements are an integral part of this statement.

--------------------------------------------------------------------------------

CIRCLE INCOME SHARES, INC.
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000     (ALL AMOUNTS IN THOUSANDS, EXCEPT
PER SHARE DATA)

INVESTMENT INCOME:
  Interest Income...........................................  $1,261.8
                                                              --------
Expenses:
  Investment advisory fee (Note 3)..........................      77.5
  Transfer and dividend disbursing agent fee................      13.5
  Directors' fees and expenses..............................      10.5
  Audit fees................................................       8.5
  Mailing expenses..........................................       5.7
  Custodian fee and expenses................................       8.4
  Printing..................................................       6.7
  Legal fees................................................      12.0
  Miscellaneous.............................................       9.5
                                                              --------
Total Expenses..............................................     152.3
                                                              --------
Net Investment Income.......................................   1,109.5
                                                              --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss from investment transactions..............    (124.5)
Net unrealized appreciation on investments..................     726.9
                                                              --------
Net realized and unrealized gain (loss) on investments......     602.4
                                                              --------
Net increase in Net Assets resulting from operations........  $1,711.9
                                                              ========

  The accompanying notes to financial statements are an integral part of this statement.

--------------------------------------------------------------------------------

CIRCLE INCOME SHARES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                               (ALL AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)

                                                               SIX MONTHS      Year
                                                                 ENDED         ended
                                                              DECEMBER 31,   June 30,
                                                                  2000         2000
                 FROM INVESTMENT ACTIVITIES                   ------------   ---------
OPERATIONS:
  Net investment income.....................................   $ 1,109.5     $ 2,204.7
  Net realized gain (loss) from investment transactions.....      (124.5)         11.1
  Net unrealized appreciation (depreciation) of
     investments............................................       726.9      (1,393.3)
                                                               ---------     ---------
Net increase in Net Assets resulting from operations........     1,711.9         822.5
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends to shareholders from net investment income......    (1,093.4)     (2,186.7)
                                                               ---------     ---------
Net decrease in Net Assets from distributions to
  shareholders..............................................    (1,093.4)     (2,186.7)
                                                               ---------     ---------
Net increase (decrease) in Net Assets.......................       618.5      (1,364.2)
                                                               ---------     ---------
NET ASSETS:
Beginning of Period.........................................    30,703.9      32,068.1
                                                               ---------     ---------
End of Period...............................................   $31,322.4     $30,703.9
                                                               =========     =========

  The accompanying notes to financial statements are an integral part of these statements.

--------------------------------------------------------------------------------

CIRCLE INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES
Circle Income Shares, Inc. ("the Company") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management company. The Company's primary investment objective is to seek as high a level of current income as is consistent with prudent investment risk from a diversified portfolio principally of debt securities, with capital appreciation being a secondary investment objective. The Company primarily invests in Corporate and mortgage-backed fixed income securities, including some high yield, high risk fixed-income securities. The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements.

SECURITIES VALUATION
Investments in securities traded on a national securities exchange are valued at the closing price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price; short-term notes are stated at cost which approximates market value. Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined under procedures established by the Board of Directors.

INCOME TAXES
It is the Company's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income to the shareholders. Therefore, no provision for Federal income taxes is required.

SECURITIES TRANSACTIONS, RELATED INVESTMENT INCOME AND DISTRIBUTIONS
Securities transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are determined on the basis of identified cost. Interest income is recorded on a daily basis and dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on ex-dividend date.

ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

--------------------------------------------------------------------------------

CIRCLE INCOME SHARES, INC.
NOTES TO FINANCIAL STATEMENTS                                        (CONTINUED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED DECEMBER 31, 2000
                                   (ALL AMOUNTS IN THOUSANDS, EXCEPT SHARE DATA)

NOTE 2 -- PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities other than United States government obligations and short-term notes aggregated $1,400.0 and $1,000.0, respectively.

The identified cost of investments at December 31, 2000 was $30,508.7 Cost for Federal tax purposes differs from value at December 31, 2000 by the net unrealized appreciation of securities as follows:

Unrealized Appreciation                       $1,091.7
Unrealized Depreciation                         (726.6)
                                              --------
NET UNREALIZED APPRECIATION                   $  365.1
                                              ========

NOTE 3 -- INVESTMENT ADVISORY FEE
For the six months ended December 31, 2000, the Company paid fees of $77.5, or 0.50% of average net assets for investment management services to Banc One Investment Advisors Corporation (the advisor). This fee is based on weekly net assets at the annual rate of one-half of one percent on the first $50 million and four-tenths of one percent on the excess over $50 million.

The advisory fee is subject to reduction in any year in which annual expenses (including the advisory fee, but excluding interest, taxes, brokerage fees, expenses of any future public offerings of the Company's shares and, where permitted, extraordinary expenses) exceed one and one-half percent of the average weekly net assets of the Company during the year to date. In addition, the advisor pays certain expenses in connection with the Dividend Reinvestment Plan of the Company. No other fees were received by the advisor from the Company.

NOTE 4 -- SUBSEQUENT EVENT -- FUND REORGANIZATION
As of the close of business on January 19, 2001, pursuant to a Plan of Reorganization dated October 18, 2000, all assets and liabilities of Circle Income Shares, Inc. were transferred in exchange for Class A shares of the One Group Income Bond Fund. Circle Income Shares, Inc. then distributed to its shareholders, as a liquidating distribution, all shares of the One Group Income Bond Fund, in exchange for and in cancellation of its capital shares.

The Plan of Reorganization was approved at a special meeting of the Circle Income Shares Inc. shareholders on January 9, 2001. The total number of shares voting in person or by proxy at the meeting represented 55.3% of the total outstanding shares of Circle Income Shares, Inc. of 2,803,476. The results of the voting for or against the reorganization was as follows:

NUMBER OF SHARES  PERCENT     VOTE
----------------  -------    -------
 1,419,266.914     91.50%    For
    93,124.549      6.00%    Against
    37,986.566      2.50%    Abstain

For federal income tax purposes, the reorganization qualifies as a tax-free exchange with no tax consequences for Circle Income Shares, Inc. shareholders. There will also be no sales charges or other fees in connection with the transaction.

--------------------------------------------------------------------------------

CIRCLE INCOME SHARES, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA OF COMMON STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                              SIX MONTHS
                                                ENDED                          YEAR ENDED JUNE 30,
                                             DECEMBER 31,   ---------------------------------------------------------
                                                 2000         2000        1999        1998        1997        1996
                                             ------------   ---------   ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year.........   $   10.95     $   11.44   $   11.96   $   11.82   $   11.60   $   11.84
                                              ---------     ---------   ---------   ---------   ---------   ---------
Net investment income......................        0.40          0.79        0.79        0.83        0.88        0.90
Net realized and unrealized gain (loss) on
  investments..............................        0.21         (0.50)      (0.53)       0.15        0.21       (0.24)
                                              ---------     ---------   ---------   ---------   ---------   ---------
Net increase in net asset value resulting
  from operations..........................        0.61          0.29        0.26        0.98        1.09        0.66
                                              ---------     ---------   ---------   ---------   ---------   ---------
Dividends to shareholders from net
  investment income........................       (0.39)        (0.78)      (0.78)      (0.84)      (0.87)      (0.90)
                                              ---------     ---------   ---------   ---------   ---------   ---------
Net asset value, end of period.............   $   11.17     $   10.95   $   11.44   $   11.96   $   11.82   $   11.60
                                              =========     =========   =========   =========   =========   =========
Market value per share, end of period......   $  10.875     $   9.313   $  10.375   $  11.375   $  10.688   $  10.500
                                              =========     =========   =========   =========   =========   =========

TOTAL INVESTMENT RETURN:(1)
Based on market value per share............       21.29%**      (2.59)%     (2.12)%     14.60%       9.56%      11.15%
Based on net asset value per share.........        5.67%**       2.68%       2.15%       8.38%       9.69%       5.62%

RATIOS TO AVERAGE NET ASSETS:
Total expenses.............................        0.98%*        0.99%       0.90%       0.90%       0.89%       0.89%
Net investment income......................        7.16%*        7.06%       6.65%       6.97%       7.53%       8.05%

SUPPLEMENTAL DATA:
Net assets at end of period ($000).........   $31,322.4     $30,703.9   $32,068.1   $33,534.6   $33,061.0   $32,451.7
Portfolio turnover rate....................        4.64%         4.53%      13.52%      27.63%       8.52%      17.75%
Number of shares outstanding at end of
  period (000).............................     2,803.5       2,803.5     2,803.5     2,803.5     2,797.4     2,797.4

---------------

*  Annualized

** Not Annualized

  The accompanying notes to financial statements are an integral part of this schedule.
---------------
(1) Total investment return is a hypothetical rate of return to the shareholder which assumes that an initial investment is made at the appropriate rate (market value or net asset value) calculated on the last business day before the first day of each fiscal year. All related dividends during the year are reinvested at the appropriate rate (market value or net asset value), and the entire investment is liquidated at the appropriate price last calculated on the last business day of each fiscal year. The total return is calculated by dividing the ending value of the investment by the beginning value of the investment. Total investment return excludes the effects of any commissions.

--------------------------------------------------------------------------------
                                        9